                                             OMB APPROVAL
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                                             hours per response........ 5.0

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8979
                                  ----------------------------------------------
                        Victory Variable Insurance Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       3435 Stelzer Rd. Columbus, OH      43219
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                  BISYS Fund Services, Inc. Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:________________________

Date of fiscal year end: 12/31/03
                        --------------------------------

Date of reporting period: 6/30/03
                         -------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2003

Semi Annual Report

Investment Quality Bond Fund
Diversified Stock Fund
Small Company Opportunity Fund

The Victory Variable
Insurance Funds

LOGO(R)

The Victory Variable
Insurance Funds

Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to The Victory Variable Insurance Funds. The Victory Variable Insurance Funds are sponsored and distributed by BISYS Fund Services, Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives fees for its services from The Victory Variable Insurance Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for The Victory Variable Insurance Funds.

NOT FDIC INSURED

Shares of The Victory Variable Insurance Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

The Victory Variable
Insurance Funds
LOGO(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

                              Table of Contents

Financial Statements

Schedules of Investments                                              2

Statements of Assets and Liabilities                                  7

Statements of Operations                                              8

Statements of Changes in Net Assets                                   9

Financial Highlights                                                 10

Notes to Financial Statements                                        13

THE VICTORY VARIABLE INSURANCE FUNDS                   Schedule of Investments
Investment Quality Bond Fund                                     June 30, 2003
(Amounts in Thousands)                                             (Unaudited)

                                          Principal
Security Description                        Amount       Value
Asset Backed Securities (0.9%)

MBNA Master Credit Card Trust,
   Series 1997-I, Class A,
   6.55%, 1/15/07                             $ 20      $   21

Total Asset Backed Securities (Cost $20)                    21

Commercial Paper (6.8%)

General Electric Capital Corp.,
   1.32%, 7/1/03                               156         156

Total Commercial Paper (Cost $156)                         156

U.S. Government Agencies (53.8%)

Federal Farm Credit Bank (8.9%):
3.13%, 10/1/03                                 100         101
3.88%, 2/1/05                                  100         104

                                                           205

Federal Home Loan Bank (15.3%):
4.50%, 7/7/03                                  350         350

Federal Home Loan Mortgage
   Corp. (7.7%):

5.00%, 1/15/04                                  25          26
7.00%, 3/15/10                                  30          37
5.75%, 1/15/12                                 100         114

                                                           177


Federal National Mortgage
   Association (11.9%):

7.00%, 7/15/05                                  20          22
5.50%, 2/15/06                                 100         110
7.25%, 1/15/10                                  19          24
6.00%, 5/15/11                                 100         116

                                                           272

Tennessee Valley Authority (10.0%):
6.38%, 6/15/05                                 105         115
5.63%, 1/18/11                                 100         114

                                                           229

Total U.S. Government Agencies (Cost
    $1,170)                                              1,233


U.S. Government Mortgage Backed (0.5%)

Federal Home Loan Mortgage
   Corp. (0.3%):

7.00%, 7/1/29                                    5           6

Federal National Mortgage
   Association (0.2%):

10.50%, 1/1/09                                   5           5

Total U.S. Government Mortgage Backed
   (Cost $11)                                               11

                                          Principal
Security Description                        Amount       Value
U.S. Treasury Obligations (34.4%)

U.S. Treasury Bonds (10.3%):

7.50%, 11/15/16                               $ 27      $   37
8.75%, 8/15/20                                  36          55
8.00%, 11/15/21                                 20          29
6.25%, 5/15/30                                  92         114

                                                           235

U.S. Treasury Notes (24.1%):

5.88%, 11/15/04                                215         229
5.75%, 11/15/05                                 25          28
7.00%, 7/15/06                                  60          69
3.50%, 11/15/06                                 12          13
6.00%, 8/15/09                                  37          44
5.00%, 2/15/11                                  28          31
5.00%, 8/15/11                                  25          28
4.88%, 2/15/12                                 100         111

                                                           553

Total U.S. Treasury Obligations (Cost $703)                788

Total Investments (Cost $2,060) (a) -- 96.4%             2,209

Other assets in excess of liabilities -- 3.6%               82

NET ASSETS -- 100.0%                                    $2,291


(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                              $149
     Unrealized depreciation                                --
     Net unrealized appreciation                          $149

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS                     Schedule of Investments
Diversified Stock Fund                                             June 30, 2003
(Amounts in Thousands, Except Shares)                                (Unaudited)

                                          Shares or
                                          Principal
Security Description                        Amount       Value

Commercial Paper (7.8%)

General Electric Capital Corp.,
   1.32%, 7/1/03                           $ 1,472     $ 1,472

Total Commercial Paper (Cost $1,472)                     1,472

Common Stocks (91.9%)

Aerospace/Defense (2.2%):
Boeing Co.                                  12,000         412

Aluminum (3.5%):
Alcoa, Inc.                                 25,812         658

Banks (9.8%):
FleetBoston Financial Corp.                 21,200         630
Mellon Financial Corp.                      13,300         369
PNC Financial Services Group, Inc.          17,400         848

                                                         1,847

Beverages (1.2%):
Anheuser-Busch Cos., Inc.                    4,500         230

Biotechnology (0.8%):
Amgen, Inc. (b)                              2,400         159

Computers & Peripherals (3.3%):
Dell Computer Corp. (b)                      9,100         291
Hewlett-Packard Co.                          4,400          94
Unisys Corp. (b)                            19,500         239

                                                           624

Consulting Services (1.0%):
BearingPoint, Inc. (b)                      19,200         185

Cosmetics & Toiletries (3.2%):
Kimberly-Clark Corp.                        11,500         600

Electrical Equipment (1.7%):
Emerson Electric Co.                         6,100         312

Electronic & Electrical -- General (3.3%):
General Electric Co.                        21,700         622

Entertainment (3.8%):
Walt Disney Co.                             35,800         707

Financial Services (2.2%):
Franklin Resources, Inc.                     1,700          66
MBNA Corp.                                  16,900         353

                                                           419

Forest Products --
   Lumber & Paper (1.6%):
International Paper Co.                      8,500         304

Health Care (2.3%):
Medtronic, Inc.                              8,900         427

Heavy Machinery (0.3%):
Caterpillar, Inc.                            1,000          56

Insurance -- Multi-Line (4.0%):
American International Group, Inc.          13,524         746


Security Description                        Shares       Value

Insurance -- Property, Casualty,
   Health (0.7%):

St. Paul Cos., Inc.                          3,500     $   128

Internet Business Services (1.6%):
eBay, Inc. (b)                               2,900         302

Manufacturing -- Miscellaneous (3.4%):
3M Co.                                       2,800         361
Pentair, Inc.                                6,995         273

                                                           634

Media (1.9%):
Viacom, Inc., Class B (b)                    8,200         358

Medical Supplies (2.0%):
Baxter International, Inc.                  14,200         369

Office Equipment & Supplies
   (Non-Computer Related) (1.5%):
Staples, Inc. (b)                           15,400         283

Oil & Gas Exploration, Production
   & Services (2.0%):
Transocean, Inc.                            17,437         383

Oil-Integrated Companies (4.6%):
BP PLC, ADR                                 16,300         684
Unocal Corp.                                 6,300         181

                                                           865

Oilfield Services & Equipment (3.4%):
Halliburton Co.                             13,800         317
Schlumberger Ltd.                            6,700         319

                                                           636

Pharmaceuticals (8.1%):
Abbott Laboratories                          5,225         229
Bristol-Myers Squibb Co.                    26,300         714
Eli Lilly & Co.                              3,400         234
Johnson & Johnson                            6,700         346

                                                         1,523

Railroads (1.8%):
Norfolk Southern Corp.                      17,600         338

Restaurants (1.0%):
Starbucks Corp. (b)                          7,700         189

Retail -- Specialty Stores (3.6%):
Home Depot, Inc.                             5,900         195
Tiffany & Co.                               14,600         478

                                                           673

Semiconductors (3.8%):
Intel Corp.                                 19,800         412
LSI Logic Corp. (b)                         44,100         312

                                                           724

Software & Computer Services (2.9%):
BMC Software, Inc. (b)                      16,100         263
Microsoft Corp.                             11,400         292

                                                           555

                      See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS          Schedule of Investments--continued
Diversified Stock Fund                                             June 30, 2003
(Amounts in Thousands, Except Shares)                                (Unaudited)


Security Description                              Shares       Value

Telecommunications -- Cellular (1.2%):
AT&T Wireless Services, Inc. (b)                  27,700     $   227

Utilities -- Electric (2.6%):
American Electric Power Co.                       11,900         355
Duke Energy Corp.                                  7,100         142

                                                                 497

Utilities -- Telecommunications (1.6%):
Verizon Communications                             7,400         292

Total Common Stocks (Cost $17,014)                            17,284

Depositary Receipts (1.0%)

Biotech Holders Trust                              1,500         185

Total Depositary Receipts (Cost $140)                            185

Total Investments (Cost $18,626) (a) -- 100.7%                18,941

Liabilities in excess of other assets -- (0.7)%                 (124)

NET ASSETS -- 100.0%                                         $18,817


(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                                 $ 1,692
     Unrealized depreciation                                  (1,377)
     Net unrealized appreciation                             $   315

(b)  Non-income producing securities.

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

ADR -- American Depositary Receipts

                       See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS                   Schedule of Investments
Small Company Opportunity Fund                                   June 30, 2003
(Amounts in Thousands, Except Shares)                              (Unaudited)

                                          Shares or
                                          Principal
Security Description                        Amount       Value

Commercial Paper (3.0%)

General Electric Capital Corp.,
   1.32%, 7/1/03                            $   98      $   98

Total Commercial Paper (Cost $98)                           98

Common Stocks (95.5%)

Aerospace/Defense Equipment (1.7%):
Teledyne Technologies, Inc. (b)              2,200          29
Triumph Group, Inc. (b)                        950          27

                                                            56

Apparel (2.1%):
AnnTaylor Stores Corp. (b)                   1,000          29
Phillips-Van Heusen Corp.                    2,900          39

                                                            68

Apparel & Footwear (1.3%):
Timberland Co. (b)                             804          42

Automotive Parts (1.2%):
BorgWarner, Inc.                               625          40

Banks (7.6%):

Chemical Financial Corp.                     1,245          37
Chittenden Corp.                             1,531          42
Community First Bankshares, Inc.             1,100          30
Mercantile Bankshares Corp.                  1,125          44
R&G Financial Corp.                          1,600          49
UMB Financial Corp.                          1,000          42

                                                           244

Biotechnology (2.8%):
Bio-Rad Laboratories, Inc., Class A (b)        679          38
BioReliance Corp. (b)                          388           8
Genencor International, Inc. (b)             1,400          23
Nabi Biopharmaceuticals (b)                  3,265          22

                                                            91

Building Materials (4.5%):
ABM Industries, Inc.                         2,300          35
Ameron International Corp.                   1,200          43
Genlyte Group, Inc. (b)                      1,150          40
Griffon Corp. (b)                            1,835          29

                                                           147

Chemicals (1.3%):
Quaker Chemical Corp.                        1,700          43

Computers & Peripherals (2.0%):
Avocent Corp. (b)                            1,050          31
Imation Corp.                                  900          34

                                                            65

Construction (0.8%):
EMCOR Group, Inc. (b)                          550          27

Consulting Services (1.5%):
Maximus, Inc. (b)                            1,750          48

Consumer Products (1.5%):
American Greetings Corp., Class A (b)        2,500          49


Security Description                        Shares       Value

Distribution/Wholesale (2.4%):
United Stationers, Inc. (b)                    950      $   34
Watsco, Inc.                                 2,650          44

                                                            78

Electronics (2.6%):
C&D Technologies, Inc.                       1,800          26
Methode Electronics, Inc., Class A           3,800          41
Technitrol, Inc. (b)                         1,200          18

                                                            85

Entertainment (1.5%):
Argosy Gaming Co. (b)                        2,300          48

Food Distributors, Supermarkets
   & Wholesalers (0.9%):
Ruddick Corp.                                1,900          30

Food Processing & Packaging (0.9%):
J & J Snack Foods Corp. (b)                    950          30

Forest Products --
   Lumber & Paper (1.2%):
Chesapeake Corp.                             1,800          39

Health Care (2.1%):
Coventry Health Care, Inc. (b)                 950          44
Sunrise Assisted Living, Inc. (b)            1,125          25

                                                            69

Home Building (0.9%):
Meritage Corp. (b)                             600          30

Instruments -- Scientific (1.2%):
Analogic Corp.                                 800          39

Insurance (6.5%):
Alfa Corp.                                   3,800          48
Commerce Group, Inc.                           800          29
Delphi Financial Group, Inc.                 1,050          50
State Auto Financial Corp.                   1,970          44
Triad Guaranty, Inc. (b)                       951          36

                                                           207

Machine -- Diversified (2.6%):
Briggs & Stratton Corp.                        800          40
Gardner Denver, Inc. (b)                     2,100          43

                                                            83

Manufacturing -- Miscellaneous (1.1%):

Matthews International Corp.                 1,514          37

Media (1.2%)
Liberty Corp.                                  925          39

Medical Equipment & Supplies (2.4%):
Haemonetics Corp. (b)                        1,300          24
IDEXX Laboratories, Inc. (b)                   400          13
PolyMedica Corp.                               900          42
                                                            79

                       See notes to financial statements.

THE VICTORY VARIABLE INSURANCE FUNDS         Schedule of Investment--continued
Small Company Opportunity Fund                                   June 30, 2003
(Amounts in Thousands, Except Shares)                              (Unaudited)

Security Description                        Shares       Value

Metals -- Fabrication (3.2%):
CIRCOR International, Inc.                   2,500      $   44
Kaydon Corp.                                 2,100          44
Mueller Industries, Inc. (b)                   575          16

                                                           104

Networking Products (1.0%):
Anixter International, Inc. (b)              1,400          33

Office Equipment & Supplies (4.5%):
Global Imaging Systems, Inc. (b)             1,900          44
John H. Harland Co.                          1,900          50
New England Business Service, Inc.           1,750          52

                                                           146

Oil & Gas Exploration,
   Production & Services (1.2%):
Patina Oil & Gas Corp.                       1,178          38

Oil Marketing & Refining (0.5%):
Holly Corp.                                    579          16

Oilfield Services & Equipment (0.9%):
Lufkin Industries, Inc.                      1,200          29

Pharmaceuticals (1.4%):
Perrigo Co.                                  2,800          44

Real Estate Investment Trusts (4.5%):
Bedford Property Investors, Inc.             1,425          40
Brandywine Realty Trust                      1,100          27
The Mills Corp.                                500          17
Parkway Properties, Inc.                       900          38
PS Business Parks, Inc.                        701          25

                                                           147

Restaurants (1.2%):
Papa John's International, Inc. (b)          1,400          39

Retail -- Department Stores (0.8%):
Stage Stores, Inc. (b)                       1,100          26

Retail -- Specialty Stores (0.7%):
Zale Corp. (b)                                 600          24

Rubber & Rubber Products (1.1%):
Bandag, Inc.                                 1,000          37

Savings & Loans (4.7%):
FirstFed Financial Corp. (b)                 1,225          43
ITLA Capital Corp. (b)                         900          36
PFF Bancorp, Inc.                            1,050          41
Roslyn Bancorp, Inc.                         1,562          34

                                                           154

Semiconductors (2.3%):
DSP Group, Inc. (b)                          1,700          37
Lattice Semiconductor Corp. (b)              4,590          37

                                                            74

Security Description                        Shares       Value

Software & Computer Services (4.1%):
Barra, Inc. (b)                                900      $   32
Inter-Tel, Inc.                              1,800          38
NetIQ Corp. (b)                              2,600          41
TALX Corp.                                     929          21

                                                           132

Telecommunications (1.2%):
Commonwealth Telephone
   Enterprises, Inc. (b)                       900          40

Telecommunications --
   Equipment (1.0%):
Tollgrade Communications, Inc. (b)           1,700          32

Trucking & Leasing (1.1%):
Landstar System, Inc. (b)                      550          35

Utilities -- Electric (1.9%):
Black Hills Corp.                            1,037          32
Cleco Corp.                                  1,800          31

                                                            63

Utilities -- Natural Gas (2.4%):
AGL Resources, Inc.                          1,200          31
Energen Corp.                                1,450          48

                                                            79

Total Common Stocks (Cost $2,663)                        3,105

Total Investments (Cost $2,761) (a) -- 98.5%             3,203

Other assets in excess of liabilities -- 1.5%               49

NET ASSETS -- 100.0%                                    $3,252

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation of securities as follows (amounts in thousands):

     Unrealized appreciation                             $ 526
     Unrealized depreciation                               (84)
     Net unrealized appreciation                         $ 442

Aggregate cost for federal income tax purposes differs from cost for financial reporting by less than 2% of net assets and is therefore considered substantially the same.

(b) Non-income producing securities.

                      See notes to financial statements.

                                          Statements of Assets and Liabilities

The Victory Variable Insurance Funds                             June 30, 2003
(Amounts in Thousands, Except Per Share Amounts)                   (Unaudited)

                                                                          Investment   Diversified  Small Company
                                                                            Quality       Stock      Opportunity
                                                                           Bond Fund      Fund          Fund
ASSETS:
Investments, at value (Cost $2,060; $18,626 & $2,761, respectively)         $2,209      $18,941        $3,203
Cash                                                                            50           50            50
Interest and dividends receivable                                               31           20             2
Receivable from brokers for investments sold                                    --           --            16
Receivable from affiliates                                                       3            2             4
Prepaid expenses and other assets                                               --            4            --

         Total Assets                                                        2,293       19,017         3,275

LIABILITIES:
Payable to brokers for investments purchased                                    --          184            20
Accrued expenses and other payables:
     Investment advisory fees                                                   --            5            --
     Custodian fees                                                              1           --             1
     Contract owner servicing fees                                               1            8             1
     12b-1 fees                                                                 --            3             1

         Total Liabilities                                                       2          200            23

NET ASSETS:
Capital                                                                      2,153       22,100         2,871
Accumulated net investment income                                                2           (5)           (5)
Net unrealized appreciation
   from investments                                                            149          315           442
Accumulated net realized losses
   from investment transactions                                                (13)      (3,593)          (56)

         Net Assets                                                         $2,291      $18,817        $3,252

Outstanding units of beneficial interest (shares)                              216        2,215           276

Net asset value
     Offering and redemption price per share                                $10.60      $  8.49        $11.79

                       See notes to financial statements.

                                                        Statements of Operations
The Victory Variable Insurance Funds     For the Six Months Ended June 30, 2003
(Amounts in Thousands)                                              (Unaudited)

                                                                    Investment    Diversified    Small Company
                                                                      Quality        Stock        Opportunity
                                                                     Bond Fund       Fund            Fund
Investment Income:
Interest income                                                        $ 45         $    4           $  1
Dividend income                                                          --            148             16

     Total Income                                                        45            152             17

Expenses:
Investment advisory fees                                                  2             25              4
Administration fees                                                       1              4              1
Contract owner servicing fees                                             2             17              2
12b-1 fees                                                                2             10              2
Accounting fees                                                          18             20             21
Custodian fees                                                            4              9              9
Legal and audit fees                                                      3             19              3
Trustees' fees and expenses                                               2             21              4
Printing and other fees                                                  --              3              1

     Total Expenses                                                      34            128             47

Expenses voluntarily reduced by adviser and administrator                (2)            --             (4)

     Expenses before reimbursement from administrator                    32            128             43
     Expenses reimbursed by administrator                               (14)            (1)           (21)

     Net Expenses                                                        18            127             22

Net investment income (loss)                                             27             25             (5)

Realized Gains (Losses) from Investments:

Net realized gains (losses) from investment transactions                  1           (318)             3
Net change in unrealized appreciation (depreciation)
   on investment transactions                                            20          2,567            349

Net realized/unrealized gains on investments                             21          2,249            352

Change in net assets resulting from operations                         $ 48         $2,274           $347

                       See notes to financial statements.

The Victory Variable Insurance Funds       Statements of Changes in Net Assets
(Amounts in Thousands)


                                                      Investment                   Diversified                 Small Company
                                                        Quality                       Stock                     Opportunity
                                                       Bond Fund                      Fund                         Fund

                                                 Six                           Six                          Six
                                                Months           Year         Months          Year         Months        Year
                                                Ended           Ended         Ended          Ended         Ended        Ended
                                               June 30,      December 31,    June 30,     December 31,    June 30,   December 31,
                                                 2003            2002          2003           2002          2003         2002

                                             (Unaudited)                   (Unaudited)                  (Unaudited)

Operations:
     Net investment income (loss)               $   27         $   73       $    25        $   108        $   (5)      $    8
     Net realized gains (losses)
       from investment transactions                  1             52          (318)        (2,680)            3           31
     Net change in unrealized appreciation
       (depreciation) from investments              20             72         2,567         (2,699)          349         (203)

Change in net assets resulting from operations      48            197         2,274         (5,271)          347         (164)

Distributions to Shareholders:
     From net investment income                    (25)           (90)          (30)          (108)           (1)          (7)
     From net realized gains from
       investment transactions                      --            (73)           --             --            --           --

Change in net assets from distributions
   to shareholders                                 (25)          (163)          (30)          (108)           (1)          (7)

Capital Transactions:
     Proceeds from shares issued                    34             37           397          4,267           186          537
     Dividends reinvested                           25            163            30            108             1            7
     Cost of shares redeemed                       (34)          (318)         (660)        (2,621)          (68)        (311)

Change in net assets from capital transactions      25           (118)         (233)         1,754           119          233

Change in net assets                                48            (84)        2,011         (3,625)          465           62

Net Assets:
     Beginning of period                         2,243          2,327        16,806         20,431         2,787        2,725

     End of period                              $2,291         $2,243       $18,817        $16,806        $3,252       $2,787

Share Transactions:
     Issued                                          3              3            52            475            18           48
     Reinvested                                      2             16             4             14            --            1
     Redeemed                                       (3)           (30)          (87)          (322)           (7)         (29)

Change in Shares                                     2            (11)          (31)           167            11           20

                      See notes to financial statements.

The Victory Variable Insurance Funds                      Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                                        Investment Quality Bond Fund

                                                  Six                                                                 Six
                                                 Months            Year             Year             Year            Months
                                                 Ended            Ended            Ended            Ended            Ended
                                                June 30,       December 31,     December 31,     December 31,     December 31,
                                                  2003             2002             2001             2000           1999<F2>

                                              (Unaudited)

Net Asset Value, Beginning of Period            $10.49            $10.34           $10.24           $ 9.80           $10.00

Investment Activities:
     Net investment income                        0.13              0.35             0.49             0.59             0.24
     Net realized and unrealized gain
       (loss) on investments                      0.10              0.58             0.16             0.46            (0.22)

         Total from
            Investment Activities                 0.23              0.93             0.65             1.05             0.02

Distributions:
     Net investment income                       (0.12)            (0.42)           (0.49)           (0.61)           (0.22)
     Net realized gains                             --             (0.36)           (0.06)              --               --

         Total Distributions                     (0.12)            (0.78)           (0.55)           (0.61)           (0.22)

Net Asset Value, End of Period                  $10.60            $10.49           $10.34           $10.24           $ 9.80

Total Return                                      2.18%<F3>         9.20%            6.49%           11.02%            0.21%<F3>
Ratios/Supplementary Data:
Net Assets at end of period (000)               $2,291            $2,243           $2,327           $2,269           $1,729
Ratio of expenses to average
   net assets <F4>                                1.60%<F5>         1.29%            1.00%            0.64%            0.60%<F5>
Ratio of net investment income
   to average net assets <F4>                     2.43%<F5>         3.24%            4.65%            6.09%            5.41%<F5>
Ratio of expenses to average
   net assets<F1>                                 3.08%<F5>         2.94%            3.27%            5.38%            8.90%<F5>
Ratio of net investment income
   to average net assets<F1>                      0.95%<F5>         1.59%            2.38%            1.35%           (2.89)%<F5>
Portfolio turnover                                   1%               39%              72%             288%             191%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through
     December 31, 1999.

<F3> Not annualized.

<F4> The advisor has agreed to voluntarily waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain operating expenses (excluding certain items) of the Fund at a maximum of 1.60%.

<F5> Annualized.



                      See notes to financial statements.


The Victory Variable Insurance Funds                      Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                                           Diversified Stock Fund

                                                 Six                                                                   Six
                                                Months             Year             Year             Year             Months
                                                Ended             Ended            Ended            Ended             Ended
                                               June 30,        December 31,     December 31,     December 31,      December 31,
                                                 2003              2002             2001             2000            1999<F2>

                                             (Unaudited)

Net Asset Value, Beginning of Period           $  7.48           $  9.83          $  9.87          $ 10.07           $10.00

Investment Activities:
     Net investment income                        0.01              0.05             0.04             0.09             0.05
     Net realized and unrealized gain
       (loss) on investments                      1.01             (2.35)           (0.01)           (0.20)            0.07

         Total from
            Investment Activities                 1.02             (2.30)            0.03            (0.11)            0.12

Distributions:
     Net investment income                       (0.01)            (0.05)           (0.04)           (0.09)           (0.05)
     Net realized gains                             --                --            (0.03)              --               --

         Total Distributions                     (0.01)            (0.05)           (0.07)           (0.09)           (0.05)

Net Asset Value, End of Period                 $  8.49           $  7.48          $  9.83          $  9.87           $10.07

Total Return                                     13.71%<F3>       (23.44)%           0.32%           (1.14)%           1.21%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)              $18,817           $16,806          $20,431          $12,866           $4,001
Ratio of expenses to average
   net assets <F4>                                1.50%<F5>         1.06%            1.00%            0.79%            0.78%<F5>
Ratio of net investment income
   to average net assets <F4>                     0.29%<F5>         0.57%            0.43%            0.98%            1.30%<F5>
Ratio of expenses to average
   net assets<F1>                                 1.51%<F5>         1.38%            1.64%            2.76%            6.98%<F5>
Ratio of net investment income
   to average net assets<F1>                      0.28%<F5>         0.25%           (0.21)%          (0.99)%          (4.90)%<F5>
Portfolio turnover                                  47%               86%              62%              50%              10%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through
     December 31, 1999.

<F3> Not annualized.

<F4> The advisor has agreed to voluntarily waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain operating expenses (excluding certain items) of the Fund at a maximum of 1.50%.

<F5> Annualized.



                      See notes to financial statements.

The Victory Variable Insurance Funds                      Financial Highlights
(For a Share Outstanding Throughout Each Period)

                                                                      Small Company Opportunity Fund

                                                  Six                                                                  Six
                                                 Months            Year             Year              Year            Months
                                                 Ended            Ended            Ended             Ended            Ended
                                                June 30,       December 31,     December 31,      December 31,     December 31,
                                                  2003             2002             2001              2000           1999<F2>

                                              (Unaudited)

Net Asset Value, Beginning of Period            $10.54            $11.14           $11.91            $ 9.90           $10.00

Investment Activities:
     Net investment income (loss)                (0.02)             0.03             0.03              0.06             0.03
     Net realized and unrealized gain
       (loss) on investments                      1.27             (0.60)           (0.77)             2.01            (0.08)

         Total from
            Investment Activities                 1.25             (0.57)           (0.74)             2.07            (0.05)

Distributions:
     Net investment income                          --<F3>         (0.03)           (0.03)            (0.06)           (0.03)
     Return of capital                              --                --               --                --            (0.02)

         Total Distributions                        --             (0.03)           (0.03)            (0.06)           (0.05)

Net Asset Value, End of Period                  $11.79            $10.54           $11.14            $11.91           $ 9.90

Total Return                                     11.90%(c )        (5.15)%          (6.21)%           20.97%           (0.43)%<F4>

Ratios/Supplementary Data:
Net Assets at end of period (000)               $3,252            $2,787           $2,725            $2,336           $1,369
Ratio of expenses to average
   net assets <F5>                                1.50%<F6>         1.19%            0.99%             0.77%            0.75%<F6>
Ratio of net investment income
   to average net assets <F5>                    (0.34)%<F6>        0.27%            0.27%             0.59%            0.72%<F6>
Ratio of expenses to average
   net assets<F1>                                 3.29%<F6>         3.05%            3.50%             5.02%            9.63%<F6>
Ratio of net investment income
   to average net assets<F1>                     (2.13)%<F6>       (1.59)%          (2.24)%           (3.66)%          (8.16)%<F6>
Portfolio turnover                                  30%               57%              47%               34%               9%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed.
     If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> For the period from July 1, 1999 (commencement of operations) through
     December 31, 1999.

<F3> Less than $.01 per share.

<F4> Not annualized.

<F5> The advisor has agreed to voluntarily waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain operating expenses (excluding certain items) of the Fund at a maximum of 1.50%.

<F6> Annualized.



                      See notes to financial statements.

                                                   Notes to Financial Statements
The Victory Variable Insurance Funds                             June 30, 2003
                                                                     (Unaudited)

1.   Organization:

     The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware business trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of three active funds: the Investment Quality Bond Fund, the Diversified Stock Fund and the Small Company Opportunity Fund (collectively, the "Funds"). The Investment Quality Bond Fund is no longer offering additional shares except that existing contract owners may reinvest dividends and distributions for additional shares of the Fund. Each of these Funds offers a single class of shares.

     The Investment Quality Bond Fund seeks to provide a high level of income. The Diversified Stock Fund seeks to provide long-term growth of capital. The Small Company Opportunity Fund seeks to provide capital appreciation.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid price on the exchange or system where the security is principally traded. Investments for which there are no such quotations are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Debt securities of U.S. issuers, including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments held by the Funds are reflected as either unrealized appreciation or depreciation.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Line of Credit:

     The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Advisor. Under the agreement, the Trust may borrow up to $200 million, at a maximum rate of 5.00% of any single fund's net assets. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund pays a pro-rata portion of this commitment fee.

     Securities Lending:

     Each Fund may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and other institutional borrowers approved by the Board of Trustees. The Trust will limit its securities lending activity to 33 1/3% of the total assets of each Fund. KeyBank National Association ("KeyBank"), an affiliate of the Adviser, serves as the lending agent for the Trust pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"), for which they receive a fee. Under guidelines established by the Board of Trustees, KeyBank must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. KeyBank, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash collateral, or short-term investments purchased with such collateral, is recorded as an asset of the Funds, offset by a corresponding liability to return all collateral as cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments.

                                  Continued

The Victory Variable Insurance Funds                             June 30, 2003
                                                                     (Unaudited)

     Fixed income securities received as collateral are not recorded as an asset or liability of the Trust because the lending Fund does not have effective control of such securities. Loans are subject to termination by the Trust or the borrower at any time. There were no securities on loan as of June 30, 2003.

     Dividends to Shareholders:

     Dividends from net investment income are declared and paid monthly for the Investment Quality Bond Fund. Dividends from net investment income are declared and paid quarterly for the Diversified Stock Fund and the Small Company Opportunity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or other appropriate basis.

3.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2003 were as follows (amounts in thousands):

                                                 Purchases       Sales

            Investment Quality Bond Fund           $   12       $   26
            Diversified Stock Fund                  7,629        8,354
            Small Company Opportunity Fund            902          846

4.   Related Party Transactions:

     Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on 0.20% of the average daily net assets of the Investment Quality Bond Fund and 0.30% of the average daily net assets of the Diversified Stock Fund and the Small Company Opportunity Fund. KeyBank National Association, a subsidiary of KeyCorp and an affiliate of the Adviser, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services, Inc. (the "Administrator"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator to the Funds. Certain officers of the Funds are affiliated with BISYS and the Adviser. Such officers receive no direct payments or fees from the Funds for serving as officers.

     Under the terms of the Administration Agreement, the Administrator's fee is computed at the annual rate of 0.05% of each Fund's average daily net assets. Pursuant to a Sub-Administration Agreement, the Administrator, and not the Trust, pays the Adviser a fee of up to 0.03% of each Fund's average daily net assets to perform some of the administrative duties of the Funds.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS, serves the Funds as Fund Accountant and Transfer Agent. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership serves as distributor (the "Distributor") for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

                    This page is intentionally left blank.

                    This page is intentionally left blank.

                                                         PRSRT STD
                                                       U.S. POSTAGE
                                                            PAID
                                                       Cleveland, OH
                                                       Permit No. 1535

The Victory Variable
Insurance Funds
LOGO(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

                                                                   1AR-VVIF 8/03

Item 2. Code of Ethics.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. Only effective for annual reports with periods ending on or after July 15, 2003.

Item 3. Audit Committee Financial Expert.

          (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Only effective for annual reports with periods ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services.

          (a) Disclose, under the caption Audit Fees, the aggregate fees billed
                                          ----------
for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

          (b) Disclose, under the caption Audit-Related Fees, the aggregate fees
                                          ------------------
billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (c) Disclose, under the caption Tax Fees, the aggregate fees billed in
                                          --------
each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (d) Disclose, under the caption All Other Fees, the aggregate fees
                                          --------------
billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

          (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

              (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

          (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

          (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Only effective for annual reports with periods ending on or after December 15, 2003.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports with periods ending on or after July 15, 2003.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Variable Insurance Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/ Adam S. Ness
                          -------------------------
                          Adam S. Ness, Treasurer

Date September 5, 2003
     ------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Adam S. Ness
                          -------------------------
                          Adam S. Ness, Treasurer

Date September 5, 2003

By (Signature and Title)* /s/ Kathleen A. Dennis
                          -----------------------------
                          Kathleen A. Dennis, President

Date September 5, 2003
     ------------------------

* Print the name and title of each signing officer under his or her signature.